As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21647

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Institutional Liquidity Series
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

June 30, 2009

Schedule of Investments Neuberger Berman Institutional Cash Fund

(UNAUDITED)

PRINCIPAL AMOUNT		VALUE	††
($000's omitted)		($000's omitted)
U.S. Government Agency Securities (14.9%)
200,000	Federal Home Loan Bank, Disc. Notes, 0.11% – 0.17%, due 7/1/09 – 8/10/09	199,981

Certificates of Deposit (3.2%)
32,200	Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 0.55% & 1.11%, due 8/7/09 & 8/10/09	32,211
10,000	Royal Bank of Scotland, Yankee CD, 0.80%, due 7/9/09	10,002

	Total Certificates of Deposit	42,213

Commercial Paper (72.7%)

Asset-Backed Securities (36.2%)
35,000	Amsterdam Funding Corp., 0.65% & 0.73%, due 7/6/09 & 7/17/09	34,994	ñ
45,000	Antalis US Funding Corp., 0.40%, due 7/6/09	44,998	ñ
40,000	Atlantic Asset Securitization Corp., 0.35% & 0.45%, due 7/6/09 & 9/2/09	39,987	ñ
25,000	Barton Capital Corp., 0.47%, due 7/7/09	24,998	ñ
45,000	Cancara Asset Securitization Ltd., 0.35% & 0.36%, due 7/10/09	44,996	ñ
10,000	Chariot Funding LLC, 0.45%, due 7/6/09	9,999	ñ
25,000	Ciesco LLC, 0.50%, due 8/5/09	24,988	ñ
51,000	CRC Funding LLC, 0.65%, due 8/11/09	50,962	ñ
40,000	Galleon Capital LLC, 0.32%, due 7/1/09	40,000	ñ
40,000	Grampian Funding LLC, 0.60% & 0.61%, due 7/20/09 & 7/28/09	39,984	ñ
30,000	Jupiter Securitization Corp., 0.37%, due 8/3/09	29,990	ñ
15,000	Old Line Funding LLC, 0.48%, due 7/2/09	15,000	ñ
30,000	Park Avenue Receivables Corp., 0.27%, due 7/13/09	29,997	ñ
30,000	Solitaire Funding LLC, 0.45%, due 8/3/09	29,988	ñ
25,000	Thames Asset Securitization LLC, 0.60%, due 7/17/09	24,993	ñ
		485,874
Banking (36.5%)
45,000	Allied Irish Banks PLC, 0.69% & 1.14%, due 8/10/09 & 8/12/09	44,957	ñ
40,000	Bank of Ireland, 0.80% & 1.00%, due 7/6/09 & 8/10/09	39,979	ñ
46,000	Caisse Nationale d'Epargne, 0.35% & 0.45%, due 7/1/09 & 9/8/09	45,965	ñ
20,000	Danske Corp., 0.41%, due 8/18/09	19,989	ñ
20,000	Dexia Delaware LLC, 0.74%, due 7/21/09	19,992
40,000	JP Morgan Chase & Co., 0.18%, due 7/1/09	40,000
45,000	KBC Finance Products Ltd., 1.00% & 1.09%, due 8/3/09 & 8/28/09	44,938	ñ
42,000	Nationwide Building Society, 0.68% & 0.72%, due 7/13/09 & 7/15/09	41,990	ñ
14,952	Nordea NA, Inc., 0.50%, due 7/15/09	14,949
45,000	Rabobank USA, 0.22% & 0.42%, due 7/1/09 & 7/15/09	44,996
35,000	Royal Bank of Scotland, 0.77% & 0.93%, due 7/13/09 & 8/10/09	34,971
22,000	Societe Generale NA, 0.35%, due 9/4/09	21,986
45,000	UBS Finance, Inc., 0.49% – 1.06%, due 7/29/09 – 8/28/09	44,959
20,000	Unicredito Italiano PLC, 0.70%, due 7/17/09	19,994	ñ
10,000	Westpac Banking Corp., 0.48%, due 7/29/09	9,996	ñ
		489,661
	Total Commercial Paper	975,535

Repurchase Agreements (9.2%)
13,300	Bank of America Repurchase Agreement, 0.01%, due 7/1/09, dated 6/30/09, Maturity Value $13,300,004, Collateralized by $13,506,500, U.S. Treasury Notes, 0.88%, due 1/31/11 (Collateral Value $13,566,005)	13,300
40,000	Bank of America Repurchase Agreement, 0.07%, due 7/1/09, dated 6/30/09, Maturity Value $40,000,078, Collateralized by $59,281,638, Fannie Mae, 5.87% - 6.00%, due 8/1/37 - 2/1/38 (Collateral Value $40,800,001)	40,000
70,000	Goldman Sachs Repurchase Agreement, 0.03%, due 7/1/09, dated 6/30/09, Maturity Value $70,000,058, Collateralized by $72,468,241, Fannie Mae, 5.50% - 6.50%, due 12/1/29 - 6/1/39 (Collateral Value $71,400,000)	70,000

	Total Repurchase Agreements	123,300
	Total Investments (100.0%)	1,341,029
	Cash, receivables and other assets, less liabilities (0.0%)	57
	Total Net Assets (100.0%)	$1,341,086

See Notes to Schedule of Investments

June 30, 2009

Schedule of Investments Neuberger Berman Prime Money Fund

(UNAUDITED)

PRINCIPAL AMOUNT		VALUE	††
($000's omitted)		($000's omitted)

U.S. Government Agency Securities (22.3%)
100,000	Federal Home Loan Bank, Disc. Notes, 0.11% –
	0.17%, due 7/1/09 – 8/10/09	99,992
70,000	Freddie Mac, Disc. Notes, 0.12%, due 8/10/09	69,991
	Total U.S. Government Agency Securities	169,983

Certificates of Deposit (3.3%)
15,000	Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 0.55%, due 8/7/09	15,002
10,000	Svenska Handelsbanken AB, Yankee CD, 0.55%, due 7/17/09	10,000
	Total Certificates of Deposit	25,002

Commercial Paper (52.0%)

Asset-Backed Securities (23.0%)
19,000	Amsterdam Funding Corp., 0.32% & 0.65%, due 7/17/09 & 8/3/09	18,995	ñ
15,000	Antalis US Funding Corp., 0.90%, due 7/16/09	14,994	ñ
15,000	Atlantic Asset Securitization Corp., 0.45%, due 7/6/09	14,999	ñ
5,000	Barton Capital Corp., 0.25%, due 7/8/09	5,000	ñ
15,000	Cancara Asset Securitization Ltd., 0.36%, due 7/10/09	14,999	ñ
10,000	Charta LLC, 0.33%, due 8/21/09	9,995	ñ
11,000	Ciesco LLC, 0.26% & 0.50%, due 7/6/09 & 8/5/09	10,995	ñ
21,000	CRC Funding LLC, 0.65%, due 8/11/09	20,985	ñ
15,000	Fairway Finance Corp., 0.45% & 0.50%, due 7/6/09 & 7/21/09	14,998	ñ
15,000	Galleon Capital LLC, 0.32%, due 7/1/09	15,000	ñ
20,000	Grampian Funding LLC, 0.61% & 0.71%, due 7/15/09 & 7/28/09	19,992	ñ
10,000	Solitaire Funding LLC, 0.45%, due 8/3/09	9,996	ñ
5,000	Thunder Bay Funding LLC, 0.48%, due 7/13/09	4,999	ñ
		175,947
Banking (29.0%)
20,000	Allied Irish Banks PLC, 0.69% & 1.14%, due 8/10/09 & 8/12/09	19,979	ñ
15,000	Bank of Ireland, 0.80% & 1.00%, due 7/6/09 & 8/10/09	14,990	ñ
15,000	Caisse Nationale d'Epargne, 0.45%, due 9/8/09	14,987	ñ
6,390	CBA (DE) Finance, Inc., 0.31%, due 8/21/09	6,387
15,000	Danske Corp., 0.25% & 0.41%, due 7/17/09 & 8/18/09	14,995	ñ
10,000	Dexia Delaware LLC, 0.59%, due 8/10/09	9,993
20,000	JP Morgan Chase & Co., 0.18%, due 7/1/09	20,000
12,500	KBC Finance Products Ltd., 1.00%, due 7/13/09 & 8/3/09	12,493	ñ
13,890	National Australia Funding, 0.35%, due 8/26/09	13,882	ñ
20,000	Nationwide Building Society, 0.68% & 0.96%, due 7/15/09 & 8/6/09	19,985	ñ
15,000	Rabobank USA, 0.42%, due 7/15/09	14,998
16,500	Royal Bank of Scotland, 0.77% & 0.95%, due 7/13/09 & 8/12/09	16,486
5,000	Societe Generale NA, 0.63%, due 7/31/09	4,997
17,000	UBS Finance, Inc., 0.49% – 1.06%, due 7/13/09 – 8/10/09	16,989
15,000	Unicredito Italiano PLC, 0.70%, due 7/17/09	14,995	ñ
5,000	Westpac Banking Corp., 0.50%, due 7/9/09	4,999	ñ
		221,155
	Total Commercial Paper	397,102
Repurchase Agreements (22.4%)
40,400	Bank of America Repurchase Agreement, 0.01%, due 7/1/09, dated 6/30/09, Maturity Value $40,400,011 Collateralized by $41,027,300, U.S. Treasury Notes 0.88%, due 1/31/11 (Collateral Value $41,208,054)	40,400
20,000	Bank of America Repurchase Agreement, 0.07%, due 7/1/09, dated 6/30/09, Maturity Value $20,000,039, Collateralized by $21,505,791, Freddie Mac, 5.50%, due 6/1/38 (Collateral Value $20,400,001)	20,000
85,000	Goldman Sachs Repurchase Agreement, 0.03%, due 7/1/09, dated 6/30/09, Maturity Value $85,000,071, Collateralized by $83,536,591, Fannie Mae, 5.50%, due 6/1/39 (Collateral Value $86,700,001)	85,000
25,649	Goldman Sachs Repurchase Agreement, 0.04%, due 7/1/09, dated 6/30/09, Maturity Value $25,649,029, Collateralized by $43,086,300, U.S. Treasury Strips, 0.00%, due 2/15/21 (Collateral Value $26,162,001)	25,649
	Total Repurchase Agreements	171,049

	Total Investments (100.0%)	763,136

	Liabilities, less cash, receivables and other assets (0.0%)	(19)

	Total Net Assets (100.0%)	$763,117

See Notes to Schedule of Investments

June 30, 2009 (Unaudited)

Notes to Schedule of Investments Neuberger Berman Institutional Liquidity Series

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition, effective June 30, 2009, the Fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales ” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

	•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009:

Neuberger Berman (000’s omitted)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Institutional Cash Fund
U.S. Government Agency Securities	$-	$199,981	$-
Certificates of Deposit	-	42,213	-
Commercial Paper^	-	975,535	-
Repurchase Agreements	-	123,300	-
Total	-	1,341,029
Prime Money Fund
U.S. Government Agency Securities	-	169,983	-
Certificates of Deposit	-	25,002	-
Commercial Paper^	-	397,102	-
Repurchase Agreements	-	171,049	-
Total	-	763,136	-

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At June 30, 2009, these securities amounted to approximately $753,682,000 or 56.2% of net assets for Institutional Cash Fund and approximately $307,252,000 or 40.3% of net assets for Prime Money Fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series

By:  /s/ Robert Conti

  Robert Conti

  Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Conti

  Robert Conti

  Chief Executive Officer

Date: August 26, 2009

By:  /s/ John M. McGovern

  John M. McGovern

  Treasurer and Principal Financial

  and Accounting Officer

Date: August 26, 2009